Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

8. PROPERTY AND EQUIPMENT

As of June 30, 2012 and December 31, 2011, Property and Equipment and the estimated lives used in the computation of depreciation are as follows:

	Estimated Useful Lives	June 30, 2012	December 31, 2011

Machinery and equipment	3 years	$118,422	$106,368
Leasehold Improvements	5 years	3,459	—
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	22,554	21,130
Therapy Devices	3 years	67,149	59,065
Internally Developed Software	5 years	922,261	559,304
		1,385,908	995,704

Less: Accumulated depreciation and amortization		(444,593)	(324,413)

Property and Equipment, net		$941,315	$671,291

Depreciation expense for the six month periods ended June 30, 2012 and 2011 was $123,320 and $71,989 respectively, including $10,700 and $7,871 respectively for Therapy Devices which is allocated to Cost of Sales.

6. PROPERTY AND EQUIPMENT

As of December 31, 2011 and 2010, Property and Equipment and the estimated lives used in the computation of depreciation is as follows:

	2011	2010

Machinery and equipment	$106,368	$93,764
Purchased Software	15,607	10,000
Molds and Tooling	234,230	230,830
Furniture and fixtures	21,130	18,288
Therapy Devices	59,065	44,412
Internally Developed Software	559,304	540,000
	995,704	937,294

Less: Accumulated depreciation and amortization	(324,413)	(164,106)

Property and Equipment, net	$671,291	$773,188

Estimated useful lives of property and equipment are as follows:

Therapy devices	3 years
Computer equipment and software	3 years
Furniture and fixtures	7 years
Machinery and office equipment	5 years
Internally Developed Software	5 years